Business developments (Details 4) (CHF)	Jul. 31, 2012 Buffer Capital Notes (BCN)	Jun. 30, 2012 Adjustable Performance Plan awards	Mar. 29, 2013 Subordinated mandatory and contingent convertible securities (MACCS)	Jul. 27, 2012 Subordinated mandatory and contingent convertible securities (MACCS)	Jul. 18, 2012 Subordinated mandatory and contingent convertible securities (MACCS)
Capital Developments
Value of hybrid tier 1 instruments to be converted	1,700,000,000
Securities with preferential subscription rights exercised by shareholders				1,833,000,000
Securities with preferential subscription rights purchased by strategic investors				64,000,000
Securities without preferential subscription rights purchased by strategic investors				1,900,000,000
Value of investor securities issued to raise capital					3,800,000,000
Conversion price of financial securities			16.29
Conversion price		16.29